GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.35

Exception Detail

Run Date - 09/12/2023 12:34:36 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6038617	9	XXXXXXXXXX	Credit	Application		Application - is missing		Initial XXXXXXXXXXX is missing from file.	Information provided			09/29/2021			A	1	XXXXXXXXXX	NY	1	1	C	A	C	A	A	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6061859	318	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Source of Large Deposit		File missing documentation of XXXXX XXXXXXX in the amount of $XX,XXX.XX on X/XX/XX into the XXXXX account ending in xXXXX.	Documentation has been provided.			09/28/2021			A	1	XXXXXXXXXX	NY	1	1	C	A	C	A	A	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6045685	901	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID Other	The loan failed the state regulations testing for application fee. A refund in the amount of $XXX.XX is required to the borrower.	Information provided	Reviewer 09/30/2021 11:36 AM; Outstanding.

 Client 09/30/2021 01:29 PM; Hello, is there anywhere i can refer to to confirm on this? I don't see any state rule mentioning that an application fee is not allowed in XXXXXXXX. Furthermore, why is it only being cured for $XXX when the total application fee listed was $XXX? XXXXX you!

 Reviewer 10/01/2021 12:37 PM; Escalation has been assigned for XXXXXXX XXXXXX

 Reviewer 10/01/2021 01:03 PM; Hello, &#x0D;
XXX XX results XXX XXX.X-XXX(X)) is the XXXXXXX. https://apps.legislature.ky.gov/law/statutes/statute.aspx?id=XXXXX&#x0D;
&#x0D;
&#x0D;
#X does state that:  &#x0D;
&#x0D;
XXXXX XXXXXXXXXXX XXXXXXXXXX XXXX&#x0D;
XXXX loan failed the application fee test. (XXX XXX.X-XXX(X))&#x0D;
XXX mortgage loan charges an application fee that is greater than $XXX.&#x0D;
The application amount cannot be greater than $XXX and is the reason for the $XXX refund amount and not $XXX.  Let me know if you have any furth

 Reviewer 10/04/2021 08:08 AM;

 Client 10/20/2021 02:46 PM; This loan is subjected to state testing.  Quontic is a XXXXXXX XXXXXXX XXXX and has to follow XXXXXXX XXXXXXXXXXX&#x0D;

 Reviewer 10/21/2021 10:24 AM; compliance to review

 Reviewer 10/21/2021 01:55 PM; Escalation has been assigned for XXXXXXX XXXXXX

 Reviewer 10/25/2021 12:17 PM; Hello,&#x0D;
 XXX is valid as the application fee is over the allotted allowance.  This exceeds the state guidelines.  A refund to the borrower is required. Thanks!

														Reviewer 11/01/2021 07:41 AM; Cleared with exception.	11/01/2021			A	1	XXXXXXXXXX	KY	1	1	C	B	C	A	C	B	C	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6061009	1017	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Profit and Loss required		Income documents missing. Per the XXXX, there was a P&L dated X/XX/XXXX to X/XX/XXXX used to qualify. That P&L was not provided to XXXXXX. Unable to validate income.	Received			09/30/2021			A	1	XXXXXXXXXX	KY	1	1	C	B	C	A	C	B	C	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6061012	1018	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employed verify business		Income documents missing. Per the XXXX, there was a P&L dated X/XX/XXXX to X/XX/XXXX used to qualify. That P&L was not provided to XXXXXX. Unable to validate income.	Received			09/30/2021			A	1	XXXXXXXXXX	KY	1	1	C	B	C	A	C	B	C	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6278359	1062	XXXXXXXXXX	Compliance	Compliance		Compliance - CD-Clerical error correction made more than 60 days post consummation			No additional actions required.					11/02/2021	B	2	XXXXXXXXXX	KY	1	1	C	B	C	A	C	B	C	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6284775	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Secondary valuation missing.	Docs provided.			11/02/2021			A	1	XXXXXXXXXX	KY	1	1	C	B	C	A	C	B	C	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6038110	200	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - If Condo, blanket coverage policy is missing			Information provided		Reviewer 09/30/2021 07:54 AM; Blanket policy received is missing borrower name and property address, condition remains open.	09/30/2021			A	1	XXXXXXXXXX	MD	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6038112	666	XXXXXXXXXX	Compliance	Sales Contract		Sales Contract - Compliance \ Sales Contract missing			Information provided		Reviewer 09/30/2021 07:54 AM; outstanding	09/30/2021			A	1	XXXXXXXXXX	MD	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6067325	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		XXXXXXX XX month P&L that ends with in XX days of closing date.	Received			09/30/2021			A	1	XXXXXXXXXX	MD	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6071754	1018	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Self-Employed verify business		XXXXXXXXXXXX quality control check of business and XXX/XXXXXXXXXX/XXX XXXXXXXX validity.	Received			09/30/2021			A	1	XXXXXXXXXX	MD	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6066537	891	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Initial LE not disclosed within 3 days of Application		Initial XXXXXXXXXXX date (XX/XX/XXXX) is not within three business days of the loan application date (XX/XX/XXXX).					10/15/2021		B	2	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6066538	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			10/20/2021			A	1	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6066539	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Initial disclosures were delivered to the borrower electronically need e-consent form "XX/XX/XXXX" or prior signed by the borrowers.	Information provided		Reviewer 10/15/2021 11:39 AM; Tdoc E-consent provided was from XXXX. Please provide a current e-consent.	10/22/2021			A	1	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6104883	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		UW Income/Employment UW - Income Other COMMENT: Satisfactory XXX/XXXXXXXXXX's letter verifying borrower's self-employment and ownership percentage and date of inception of all XXXXX/XXXX/XXXX. CPA/XXXXXXXXXX to verify if funds withdrawn from business accounts will adversely affect the operations of the business is missing	Received			10/18/2021			A	1	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6105133	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Provide XXX XXXXXX	Received			10/20/2021			A	1	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6224137	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		X% tolerance violation in the amount of $XXX for the increase in the appraisal fee without a valid XXX. Please provide a XXXX reflecting full cure along with XXX and proof of refund to the borrower.	Documents provided.		Reviewer 10/20/2021 12:48 PM; Document not provided.	10/20/2021			A	1	XXXXXXXXXX	TX	1	1	D	B	C	A	C	B	D	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6066593	891	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Initial LE not disclosed within 3 days of Application		Initial XX(XX/XX/XXXX) not disclosed within X days of XXXXXXXXXXX(XX/XX/XXXX). Need XXXXXXX XX within X days of XXXXXXXXXXX.	Information provided		Reviewer 08/27/2021 08:04 AM; outstanding	10/15/2021			A	1	XXXXXXXXXX	NJ	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6066594	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			10/15/2021			A	1	XXXXXXXXXX	NJ	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6088565	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Provide XX month XXXXXX and XXXX ending within XX days of closing date	Received			10/19/2021			A	1	XXXXXXXXXX	NJ	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6088566	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide solar XXXXX lease agreement documenting monthly payment	Received			10/19/2021			A	1	XXXXXXXXXX	NJ	1	1	C	A	C	A	C	A	A	A		Exempt	1
XXXXXXX	XXXXXXXXXXXX	XXXXXXXXXXXX	6161317	445	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Other income documentation missing/incomplete		Copy of business license and or certification or credientials is missing	Received		Reviewer 10/19/2021 07:14 AM; Copy of borrower's taxi cab license was not provided Client 10/20/2021 03:15 PM; Borrower provided tax returns, job states cab driver. You don't need his cab license Reviewer 10/21/2021 10:25 AM; Provide current business license per your guide	10/22/2021			A	1	XXXXXXXXXX	NJ	1	1	C	A	C	A	C	A	A	A		Exempt	1